SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Reconciliation of the Net Loss

The following table shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under U.S. GAAP, to the Company’s total net loss in the condensed consolidated statements of operations:

	Three months ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024

Revenue	$—	$—	$—	$142,827
Cost of revenue:
Materials	(13,261)	5,581	3,202	55,741
Direct labor	—	245,377	151,708	1,180,035
Direct job costs	(36,545)	(5,916)	(84,818)	237,832
Overhead	—	114,908	111,281	477,024
Total cost of revenue	(49,806)	359,950	181,373	1,950,632
Gross margin	49,806	(359,950)	(181,373)	(1,807,805)
Operating expenses:
Research and development	—	206,474	184,563	1,656,350
Selling and marketing	790,779	113,445	1,861,112	385,965
General and administrative	1,883,497	1,796,774	8,057,531	6,390,017
Total operating expenses	2,674,276	2,116,693	10,103,206	8,432,332
Other segment items (1)	(19,797,126)	(1,869,081)	(40,973,417)	(12,449,568)
Segment net loss	$(22,421,596)	$(4,345,724)	$(51,257,996)	$(22,689,705)
(1)
Other segment items consist of interest income, interest expense, change in fair value of warrant liabilities, change in fair value of derivative liability, change in fair value of convertible note receivable, change in fair value of notes payable, change in fair value of SEPA liability, change in fair value of claims settlement liability, loss on issuance of warrants, loss on issuance of notes payable, loss on issuance of SEPA, loss on extinguishment of accounts payable, loss on extinguishment of notes payable, SEPA fees and issuance costs, gain on sale of intellectual property intangible assets, loss on impairment of inventories, property and equipment and operating lease right-of-use asset, interest expense recognized on remeasurement of preferred stock liability and other gain (loss), net.

The following table shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under U.S. GAAP, to the Company’s total net loss in the consolidated statements of operations:

	Year Ended December 31,
	2024	2023

Revenue	$152,127	$2,085,532
Cost of revenue:
Materials	57,867	944,615
Direct labor	1,336,722	1,457,823
Direct job costs	222,835	2,833,893
Overhead	588,052	459,102
Total cost of revenue	2,205,476	5,695,433
Gross margin	(2,053,349)	(3,609,901)
Operating expenses:
Research and development	1,821,816	5,462,680
Selling and marketing	468,074	1,539,690
General and administrative	8,807,651	11,117,525
Total operating expenses	11,097,541	18,119,895
Other segment items (1)	(21,364,864)	1,019,350
Segment net loss	$(34,515,754)	$(20,710,446)

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(1)
Other segment items consist of interest income, interest expense, change in fair value of warrant liabilities, change in fair value of derivative liability, loss on extinguishment of debt and other income, net.